Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001425292
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	CVR PARTNERS, LP
Entity Incorporation State Country Code	DE
Entity File Number	001-35120
Entity Tax Identification Number	56-2677689
Entity Address, Address Line One	2277 Plaza Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77479
City Area Code	(281)
Local Phone Number	207-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common units representing limited partner interests
Trading Symbol	UAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false